Summary of Significant Accounting Policies (Details) - Schedule of property and equipment	Mar. 31, 2023
Leasehold Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Office Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer Software [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer Software [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Automobiles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Automobiles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years